General company information	12 Months Ended
Dec. 31, 2020
General company information
General company information

1 General company information

Centogene N.V. (“the Company”) and its subsidiaries focus on rare diseases that transforms real-world clinical and genetic or other data into actionable information for patients, physicians and pharmaceutical companies.  The mission of the Company is to bring rationality to treatment decisions and to accelerate the development of new orphan drugs by using our knowledge of the global rare disease market, including epidemiological and clinical data and innovative biomarkers.

On November 7, 2019, the Company completed an initial public offering (“IPO”) and has since been listed on Nasdaq Global Market under stock code “CNTG”.  We have historically conducted our business through Centogene AG (which is now known as Centogene GmbH), and therefore our historical financial statements present the results of operations and financial condition of Centogene AG and its controlled subsidiaries. In connection with our initial public offering, Centogene N.V. became the holding company of Centogene AG on November 12, 2019, and the historical consolidated financial statements of Centogene AG became the historical consolidated financial statements of Centogene N.V. Centogene N.V. is a public company with limited liability incorporated in the Netherlands, with registered office located at Am Strande 7 in 18055 Rostock, Germany and Dutch trade register number 72822872.

On March 5, 2020, the Company resolved that Centogene AG shall be converted into a German limited liability company and renamed Centogene GmbH. Such conversion became effective upon the registration in the German commercial register on June 29, 2020. Unless otherwise stated, “Centogene GmbH” also refers to the historical operations of Centogene AG throughout the notes.

In July 2020, the Company completed a follow-on public offering of 3,500,000 common shares of the Company (the “July 2020 Offering”), consisting of 2,000,000 common shares offered by the Company and 1,500,000 common shares offered by selling shareholders at a price to the public of USD 14.00 per common share (i.e. EUR 12.71 per share). Aggregate offering proceeds, net of underwriting discounts, commissions and transaction costs, were EUR 22 million to the Company.